Trade and other receivables (Tables)	12 Months Ended
Sep. 30, 2022
Trade and other receivables.
Schedule of trade and other receivables

	2022	2021	2020
	$'000	$'000	$'000
Current assets
Trade debtors	5,924	57	—
Other debtors	892	856	151
Prepayments and accrued income	861	2,379	129
Total	7,677	3,292	280

	2022	2021	2020
	$'000	$'000	$'000
Non-current Assets
Prepayments	15,873	5,000	—
Trade debtors	975	—	—
Other debtors	1,717	—	—
Total	18,565	5,000	—